13. Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value assumptions schedule
Estimated fair value of underlying common stock	$3.00
Remaining life in years	3.15
Risk-free interest rate	0.38%
Expected volatility	142%
Dividend yield	–

Estimated fair value of underlying common stock	$3.00
Remaining life in years	3.05 - 3.15
Risk-free interest rate	0.35% - 0.38%
Expected volatility	141% - 142%
Dividend yield	–